Distribution Date:	10/20/25	BMO 2024-5C6 Mortgage Trust
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2024-5C6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 2)	15-16		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	LNR Partners, LLC

Delinquency Loan Detail	19		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	20
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	22	Representations Reviewer
			Attention: BMO 2024-5C6—Transaction Manager		notices@pentalphasurveillance.com
Modified Loan Detail	23
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Liquidated Loan Detail	24
		Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	26				trustadministrationgroup@computershare.com

Supplemental Notes	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	CMBS 4 Sub 4, LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05593QAA2	4.586400%	1,070,000.00	830,180.69	22,909.50	3,172.95	0.00	0.00	26,082.45	807,271.19	30.01%	30.00%
A-2	05593QAB0	4.868800%	26,000,000.00	26,000,000.00	0.00	105,490.67	0.00	0.00	105,490.67	26,000,000.00	30.01%	30.00%
A-3	05593QAC8	5.316100%	445,573,000.00	445,573,000.00	0.00	1,973,925.52	0.00	0.00	1,973,925.52	445,573,000.00	30.01%	30.00%
A-S	05593QAF1	5.754600%	63,300,000.00	63,300,000.00	0.00	303,555.15	0.00	0.00	303,555.15	63,300,000.00	20.63%	20.63%
B	05593QAG9	6.086300%	36,292,000.00	36,292,000.00	0.00	184,070.00	0.00	0.00	184,070.00	36,292,000.00	15.26%	15.25%
C	05593QAH7	5.884900%	29,541,000.00	29,541,000.00	0.00	144,871.53	0.00	0.00	144,871.53	29,541,000.00	10.88%	10.88%
D	05593QAL8	4.500000%	11,579,000.00	11,579,000.00	0.00	43,421.25	0.00	0.00	43,421.25	11,579,000.00	9.16%	9.16%
E-RR	05593QAN4	6.643125%	12,053,000.00	12,053,000.00	0.00	66,724.65	0.00	0.00	66,724.65	12,053,000.00	7.38%	7.38%
F-RR	05593QAQ7	6.643125%	13,504,000.00	13,504,000.00	0.00	74,757.30	0.00	0.00	74,757.30	13,504,000.00	5.38%	5.38%
G-RR	05593QAS3	6.643125%	9,284,000.00	9,284,000.00	0.00	51,395.64	0.00	0.00	51,395.64	9,284,000.00	4.00%	4.00%
J-RR*	05593QAU8	6.643125%	27,008,631.00	27,008,630.94	0.00	149,166.29	0.00	0.00	149,166.29	27,008,630.94	0.00%	0.00%
R	05593QAW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			675,204,631.00	674,964,811.63	22,909.50	3,100,550.95	0.00	0.00	3,123,460.45	674,941,902.13

X-A	05593QAD6	1.352926%	472,643,000.00	472,403,180.69	0.00	532,605.36	0.00	0.00	532,605.36	472,380,271.19
X-B	05593QAE4	0.765495%	129,133,000.00	129,133,000.00	0.00	82,375.54	0.00	0.00	82,375.54	129,133,000.00
X-D	05593QAJ3	2.143125%	11,579,000.00	11,579,000.00	0.00	20,679.37	0.00	0.00	20,679.37	11,579,000.00
Notional SubTotal			613,355,000.00	613,115,180.69	0.00	635,660.27	0.00	0.00	635,660.27	613,092,271.19

Deal Distribution Total					22,909.50	3,736,211.22	0.00	0.00	3,759,120.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05593QAA2	775.86980374	21.41074766	2.96537383	0.00000000	0.00000000	0.00000000	0.00000000	24.37612150	754.45905607
A-2	05593QAB0	1,000.00000000	0.00000000	4.05733346	0.00000000	0.00000000	0.00000000	0.00000000	4.05733346	1,000.00000000
A-3	05593QAC8	1,000.00000000	0.00000000	4.43008333	0.00000000	0.00000000	0.00000000	0.00000000	4.43008333	1,000.00000000
A-S	05593QAF1	1,000.00000000	0.00000000	4.79550000	0.00000000	0.00000000	0.00000000	0.00000000	4.79550000	1,000.00000000
B	05593QAG9	1,000.00000000	0.00000000	5.07191668	0.00000000	0.00000000	0.00000000	0.00000000	5.07191668	1,000.00000000
C	05593QAH7	1,000.00000000	0.00000000	4.90408348	0.00000000	0.00000000	0.00000000	0.00000000	4.90408348	1,000.00000000
D	05593QAL8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05593QAN4	1,000.00000000	0.00000000	5.53593711	0.00000000	0.00000000	0.00000000	0.00000000	5.53593711	1,000.00000000
F-RR	05593QAQ7	1,000.00000000	0.00000000	5.53593750	0.00000000	0.00000000	0.00000000	0.00000000	5.53593750	1,000.00000000
G-RR	05593QAS3	1,000.00000000	0.00000000	5.53593710	0.00000000	0.00000000	0.00000000	0.00000000	5.53593710	1,000.00000000
J-RR	05593QAU8	999.99999778	0.00000000	5.52291192	0.01302547	0.11909600	0.00000000	0.00000000	5.52291192	999.99999778
R	05593QAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05593QAD6	999.49259947	0.00000000	1.12686607	0.00000000	0.00000000	0.00000000	0.00000000	1.12686607	999.44412842
X-B	05593QAE4	1,000.00000000	0.00000000	0.63791238	0.00000000	0.00000000	0.00000000	0.00000000	0.63791238	1,000.00000000
X-D	05593QAJ3	1,000.00000000	0.00000000	1.78593747	0.00000000	0.00000000	0.00000000	0.00000000	1.78593747	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/25 - 09/30/25	30	0.00	3,172.95	0.00	3,172.95	0.00	0.00	0.00	3,172.95	0.00
A-2	09/01/25 - 09/30/25	30	0.00	105,490.67	0.00	105,490.67	0.00	0.00	0.00	105,490.67	0.00
A-3	09/01/25 - 09/30/25	30	0.00	1,973,925.52	0.00	1,973,925.52	0.00	0.00	0.00	1,973,925.52	0.00
X-A	09/01/25 - 09/30/25	30	0.00	532,605.36	0.00	532,605.36	0.00	0.00	0.00	532,605.36	0.00
X-B	09/01/25 - 09/30/25	30	0.00	82,375.54	0.00	82,375.54	0.00	0.00	0.00	82,375.54	0.00
A-S	09/01/25 - 09/30/25	30	0.00	303,555.15	0.00	303,555.15	0.00	0.00	0.00	303,555.15	0.00
B	09/01/25 - 09/30/25	30	0.00	184,070.00	0.00	184,070.00	0.00	0.00	0.00	184,070.00	0.00
C	09/01/25 - 09/30/25	30	0.00	144,871.53	0.00	144,871.53	0.00	0.00	0.00	144,871.53	0.00
X-D	09/01/25 - 09/30/25	30	0.00	20,679.37	0.00	20,679.37	0.00	0.00	0.00	20,679.37	0.00
D	09/01/25 - 09/30/25	30	0.00	43,421.25	0.00	43,421.25	0.00	0.00	0.00	43,421.25	0.00
E-RR	09/01/25 - 09/30/25	30	0.00	66,724.65	0.00	66,724.65	0.00	0.00	0.00	66,724.65	0.00
F-RR	09/01/25 - 09/30/25	30	0.00	74,757.30	0.00	74,757.30	0.00	0.00	0.00	74,757.30	0.00
G-RR	09/01/25 - 09/30/25	30	0.00	51,395.64	0.00	51,395.64	0.00	0.00	0.00	51,395.64	0.00
J-RR	09/01/25 - 09/30/25	30	2,849.05	149,518.09	0.00	149,518.09	351.80	0.00	0.00	149,166.29	3,216.62
Totals			2,849.05	3,736,563.02	0.00	3,736,563.02	351.80	0.00	0.00	3,736,211.22	3,216.62

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,759,120.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,749,424.35	Master Servicing Fee	3,726.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,598.98
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.24
ARD Interest	0.00	Operating Advisor Fee	973.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	281.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,749,424.35	Total Fees	12,861.33

Principal		Expenses/Reimbursements
Scheduled Principal	22,909.50	Reimbursement for Interest on Advances	351.80
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,909.50	Total Expenses/Reimbursements	351.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,736,211.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	22,909.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,759,120.72
Total Funds Collected	3,772,333.85	Total Funds Distributed	3,772,333.85

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	674,964,811.63	674,964,811.63	Beginning Certificate Balance	674,964,811.63
(-) Scheduled Principal Collections	22,909.50	22,909.50	(-) Principal Distributions	22,909.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	674,941,902.13	674,941,902.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	674,964,811.63	674,964,811.63	Ending Certificate Balance	674,941,902.13
Ending Actual Collateral Balance	674,941,902.13	674,941,902.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	3	12,059,052.64	1.79%	43	6.2202	1.077916	1.49 or less	23	404,033,000.00	59.86%	46	6.6436	1.076683
$5,000,000 to $9,999,999	9	59,957,222.61	8.88%	45	6.8473	1.502721	1.50 to 1.59	4	56,426,679.52	8.36%	45	7.3738	1.515489
$10,000,000 to $19,999,999	17	234,155,626.88	34.69%	45	6.6523	1.575622	1.60 to 1.89	8	80,582,222.61	11.94%	46	7.1364	1.706670
$20,000,000 to $29,999,999	8	180,370,000.00	26.72%	46	6.5942	1.589013	1.90 to 1.99	1	12,900,000.00	1.91%	43	7.2990	1.980000
$30,000,000 to $39,999,999	1	35,500,000.00	5.26%	45	8.0500	0.100000	2.00 or greater	5	121,000,000.00	17.93%	47	6.0297	2.654793
$40,000,000 to $49,999,999	1	46,900,000.00	6.95%	46	6.5600	0.800000	Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763
$50,000,000 or higher	2	106,000,000.00	15.71%	47	6.3500	1.935000
Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	25,000,000.00	3.70%	46	6.9600	1.610000
							Lodging	6	75,500,000.00	11.19%	45	7.8579	0.799868
Connecticut	3	12,216,949.15	1.81%	47	5.9900	2.730000
							Mixed Use	3	94,600,000.00	14.02%	46	6.2810	2.093023
Florida	3	128,400,000.00	19.02%	47	6.8311	1.067523
							Multi-Family	13	195,233,000.00	28.93%	45	6.5700	1.229057
Georgia	3	42,500,000.00	6.30%	43	7.7933	1.532000
							Office	8	158,108,902.58	23.43%	45	7.0717	1.505394
Indiana	1	11,800,000.00	1.75%	45	8.0500	0.100000
							Retail	3	98,500,000.00	14.59%	46	6.0247	1.256650
Kentucky	3	31,700,000.00	4.70%	45	8.0121	0.455836
							Self Storage	13	52,999,999.99	7.85%	47	5.9900	2.730000
Massachusetts	5	71,797,033.90	10.64%	47	5.8461	2.693090
							Totals	46	674,941,902.13	100.00%	46	6.6660	1.488763
Michigan	1	6,482,222.61	0.96%	43	7.1500	1.730000

Nebraska	1	12,900,000.00	1.91%	43	7.2990	1.980000

New Jersey	5	21,324,406.78	3.16%	47	6.1157	2.349825

New York	11	177,013,000.00	26.23%	45	6.2422	1.205816

Ohio	1	14,000,000.00	2.07%	46	6.2000	1.090000

Pennsylvania	3	29,731,610.16	4.41%	45	6.1104	1.774455

Texas	4	71,976,679.97	10.66%	45	6.8744	1.673042

Wisconsin	1	18,100,000.00	2.68%	46	7.5020	1.730000

Totals	46	674,941,902.13	100.00%	46	6.6660	1.488763

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	9	161,000,000.00	23.85%	47	5.6494	2.108882	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	6	60,933,000.00	9.03%	45	6.2185	1.328088	13 months to 24 months	41	674,941,902.13	100.00%	46	6.6660	1.488763
	6.50000 to 6.99999	14	249,300,000.00	36.94%	46	6.7398	1.311412	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	6	99,608,902.13	14.76%	45	7.1727	1.459571	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	5	68,600,000.00	10.16%	44	7.7289	1.581676	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000 or greater	1	35,500,000.00	5.26%	45	8.0500	0.100000	Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763
	Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	41	674,941,902.13	100.00%	46	6.6660	1.488763	Interest Only	39	648,733,000.00	96.12%	46	6.6487	1.486011
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	2	26,208,902.13	3.88%	45	7.0935	1.556886
	Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	122,376,679.52	18.13%	45	6.9162	1.407695			No outstanding loans in this group
	12 months or less	32	534,465,222.61	79.19%	46	6.5804	1.499156
	13 months to 24 months	1	18,100,000.00	2.68%	46	7.5020	1.730000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	674,941,902.13	100.00%	46	6.6660	1.488763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-2	30511083	RT	Bronx	NY	Actual/360	5.181%	86,350.00	0.00	0.00	N/A	08/06/29	--	20,000,000.00	20,000,000.00	10/06/25
1A-4	30511085				Actual/360	5.181%	49,992.11	0.00	0.00	N/A	08/06/29	--	11,578,947.36	11,578,947.36	10/06/25
1A-6	30511087				Actual/360	5.181%	43,175.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	10/06/25
1A-7	30511088				Actual/360	5.181%	43,175.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	10/06/25
1A-10	30511091				Actual/360	5.181%	14,770.39	0.00	0.00	N/A	08/06/29	--	3,421,052.64	3,421,052.64	10/06/25
2A-2	30511175	SS	Various	Various	Actual/360	5.990%	124,791.67	0.00	0.00	N/A	09/06/29	--	25,000,000.00	25,000,000.00	10/06/25
2A-3	30511176	SS	Various	Various	Actual/360	5.990%	89,850.00	0.00	0.00	N/A	09/06/29	--	18,000,000.00	18,000,000.00	10/06/25
2A-1-B	30511230	SS	Various	Various	Actual/360	5.990%	49,916.67	0.00	0.00	N/A	09/06/29	--	10,000,000.00	10,000,000.00	10/06/25
3A-1	30511146	MU	Watertown	MA	Actual/360	5.795%	255,945.83	0.00	0.00	N/A	09/01/29	--	53,000,000.00	53,000,000.00	10/01/25
4A-1	30511151	OF	West Palm Beach	FL	Actual/360	6.905%	304,970.83	0.00	0.00	N/A	09/06/29	--	53,000,000.00	53,000,000.00	10/06/25
5	30322644	MF	Cocoa	FL	Actual/360	6.560%	256,386.67	0.00	0.00	N/A	08/06/29	--	46,900,000.00	46,900,000.00	10/06/25
6	30322645	LO	Various	Various	Actual/360	8.050%	238,145.83	0.00	0.00	N/A	07/06/29	--	35,500,000.00	35,500,000.00	10/06/25
7	30322646	LO	Bowling Green	KY	Actual/360	7.900%	52,666.67	0.00	0.00	N/A	07/06/29	--	8,000,000.00	8,000,000.00	10/06/25
8	30511187	RT	Spring Hill	FL	Actual/360	7.140%	169,575.00	0.00	0.00	N/A	09/06/29	--	28,500,000.00	28,500,000.00	10/06/25
9A-7	30510988	OF	Sunnyvale	CA	Actual/360	6.960%	58,000.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	10/06/25
9A-8	30510989				Actual/360	6.960%	29,000.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	10/06/25
9A-3-2	30511243				Actual/360	6.960%	29,000.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	10/06/25
9A-6-2	30511245				Actual/360	6.960%	29,000.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	10/06/25
10	30322647	MF	Whitehall	PA	Actual/360	6.150%	114,646.25	0.00	0.00	07/06/29	08/06/29	--	22,370,000.00	22,370,000.00	10/06/25
11	30322648	MU	Brooklyn	NY	Actual/360	7.141%	130,918.33	0.00	0.00	07/06/29	08/06/29	--	22,000,000.00	22,000,000.00	10/06/25
12	30322649	LO	Atlanta	GA	Actual/360	7.750%	142,083.33	0.00	0.00	N/A	07/06/29	--	22,000,000.00	22,000,000.00	10/06/25
13	30510997	OF	Addison	TX	Actual/360	6.700%	114,458.33	0.00	0.00	07/06/29	08/06/29	--	20,500,000.00	20,500,000.00	10/06/25
14	30322650	MF	Bronx	NY	Actual/360	6.500%	108,333.33	0.00	0.00	07/06/29	09/06/29	--	20,000,000.00	20,000,000.00	10/06/25
15A-4	30322651	OF	The Woodlands	TX	Actual/360	7.075%	116,407.37	17,326.87	0.00	N/A	07/11/29	--	19,744,006.39	19,726,679.52	10/11/25
16	30322652	MU	Brooklyn	NY	Actual/360	6.630%	108,290.00	0.00	0.00	08/06/29	09/06/29	--	19,600,000.00	19,600,000.00	09/06/25
17	30530330	MF	Lake Delton	WI	Actual/360	7.502%	113,155.17	0.00	0.00	N/A	08/06/29	--	18,100,000.00	18,100,000.00	10/06/25
18	30511196	MF	Bronx	NY	Actual/360	6.560%	98,400.00	0.00	0.00	08/06/29	09/06/29	--	18,000,000.00	18,000,000.00	10/06/25
19	30510932	MF	Euless	TX	Actual/360	6.740%	94,079.17	0.00	0.00	N/A	07/06/29	--	16,750,000.00	16,750,000.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20A-2-3	30530322	RT	Frisco	TX	Actual/360	6.999%	87,487.50	0.00	0.00	N/A	07/01/29	--	15,000,000.00	15,000,000.00	10/01/25
21A-2	30511167	MF	Columbus	OH	Actual/360	6.200%	72,333.33	0.00	0.00	N/A	08/06/29	--	14,000,000.00	14,000,000.00	10/06/25
22A-1-2	30511061	OF	Omaha	NE	Actual/360	7.299%	78,464.25	0.00	0.00	N/A	05/06/29	--	12,900,000.00	12,900,000.00	10/06/25
23	30530329	OF	Atlanta	GA	Actual/360	7.770%	67,987.50	0.00	0.00	N/A	08/06/29	--	10,500,000.00	10,500,000.00	10/06/25
24A-2	30511103	LO	New York	NY	Actual/360	7.380%	61,500.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	10/06/25
25A-2	30511060	OF	Brookhaven	GA	Actual/360	7.913%	65,941.67	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	10/06/25
26	30322653	MF	Bronx	NY	Actual/360	6.794%	56,050.50	0.00	0.00	07/06/29	08/06/29	--	9,900,000.00	9,900,000.00	10/06/25
27	30322654	MF	Brooklyn	NY	Actual/360	6.260%	43,559.17	0.00	0.00	07/01/29	09/06/29	--	8,350,000.00	8,350,000.00	10/06/25
28	30322655	MF	Jersey City	NJ	Actual/360	6.390%	35,677.50	0.00	0.00	08/06/29	09/06/29	--	6,700,000.00	6,700,000.00	10/06/25
29	30511078	OF	St. Clair Shores	MI	Actual/360	7.150%	38,656.51	5,582.63	0.00	05/06/29	08/06/29	--	6,487,805.24	6,482,222.61	10/06/25
30	30322656	MF	Brooklyn	NY	Actual/360	6.200%	28,545.83	0.00	0.00	N/A	08/06/29	--	5,525,000.00	5,525,000.00	10/06/25
31	30511205	MF	Brooklyn	NY	Actual/360	6.900%	26,737.50	0.00	0.00	08/06/29	09/06/29	--	4,650,000.00	4,650,000.00	10/06/25
32	30511195	MF	Brooklyn	NY	Actual/360	6.319%	21,000.14	0.00	0.00	10/06/28	09/06/29	--	3,988,000.00	3,988,000.00	10/06/25
Totals							3,749,424.35	22,909.50	0.00				674,964,811.63	674,941,902.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-2	28,169,391.84	25,817,364.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	28,169,391.84	25,817,364.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-6	28,169,391.84	25,817,364.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-7	28,169,391.84	25,817,364.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-10	28,169,391.84	25,817,364.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	18,075,881.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	18,075,881.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-B	0.00	18,075,881.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	15,638,354.50	15,190,569.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	8,394,224.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	2,558,555.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	363,394.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,829,997.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-7	18,349,122.80	17,397,384.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-8	18,349,122.80	17,397,384.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-3-2	18,349,122.80	17,397,384.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-6-2	18,349,122.80	17,397,384.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	2,069,776.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,298,481.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	2,681,576.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	108,249.17	108,249.17	0.00	0.00
17	2,521,419.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,331,096.57	1,370,066.15	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20A-2-3	41,951,064.52	42,903,813.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-2	0.00	2,450,668.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A-1-2	10,621,028.78	10,529,204.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,456,580.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-2	8,168,204.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-2	0.00	1,788,097.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	985,227.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	981,702.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	472,221.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	373,306.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	292,052.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	303,341,064.37	344,027,076.08				0.00	0.00	108,249.17	108,249.17	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.665976%	6.643111%	46
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.665991%	6.643125%	47
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666002%	6.643136%	48
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666013%	6.643146%	49
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666027%	6.643160%	50
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666038%	6.643170%	51
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666052%	6.643184%	52
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666063%	6.643194%	53
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666084%	6.643214%	54
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666094%	6.643224%	55
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666105%	6.643234%	56
11/18/24	2	33,896,846.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.666119%	6.643247%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30322652	09/06/25	0	B	108,249.17	108,249.17	0.00	19,600,000.00
Totals					108,249.17	108,249.17	0.00	19,600,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		10,000,000	10,000,000	0		0
37 - 48 Months		664,941,902	664,941,902	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	674,941,902	674,941,902	0	0	0	0
Sep-25	674,964,812	674,964,812	0	0	0	0
Aug-25	674,982,445	674,982,445	0	0	0	0
Jul-25	674,999,971	674,999,971	0	0	0	0
Jun-25	675,022,539	675,022,539	0	0	0	0
May-25	675,039,821	675,039,821	0	0	0	0
Apr-25	675,062,156	675,062,156	0	0	0	0
Mar-25	675,079,198	675,079,198	0	0	0	0
Feb-25	675,111,635	675,111,635	0	0	0	0
Jan-25	675,128,376	675,128,376	0	0	0	0
Dec-24	675,145,016	675,145,016	0	0	0	0
Nov-24	675,166,732	641,269,886	33,896,846	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	313.35	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	38.45	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	351.80	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			351.80

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Supplemental Notes
None

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